Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Expense
Schedule of Reconciliation of Effective Tax Rate
	Year ended December 31
Reconciliation of effective tax rate	2020	2019

Net loss	$(63,872)	$(69,193)
Total income tax (recovery) expense	–	–
Loss excluding income tax	(63,872)	(69,193)
Income tax recovery using the Company's domestic tax rate	(17,245)	(18,682)
Non-deductible expenses and other	1,393	1,375
Change in tax rates	–	–
Deferred income tax assets not recognized	15,852	17,307
	$–	$–

Schedule of Deferred Income Tax Assets (Liabilities)
	December 31	December 31
Deferred income tax assets (liabilities)	2020	2019
Tax losses	$2,421	$2,342
Net deferred income tax assets	2,421	2,342
Resource property/investment in Pebble Partnership	(2,421)	(2,342)
Equipment	–	–
Net deferred income tax liability	$–	$–

Schedule of Taxable Temporary Differences
		Resource
Expiry	Tax losses	pools	Other
Within one year	$–	$–	$–
One to five years	–	–	7,445
After five years	270,224	–	–
No expiry date	31,586	93,065	190
Total	$301,810	$93,065	$7,635